SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Changes in the allowance for doubtful accounts
Balance at beginning of year
Charged to cost and expenses	245
Balance at end of year	$ 245